PARENT COMPANY DISCLOSURES (Details) - Company Interests in Subsidiaries - UK [Member]	12 Months Ended
Dec. 31, 2017
Lloyds Bank plc [Member] | England [Member] | Banking and financial services [Member]
PARENT COMPANY DISCLOSURES (Details) - Company Interests in Subsidiaries [Line Items]
Principal subsidiary	100.00%
Scottish Widows Limited [Member] | Scotland [Member] | Life assurance [Member]
PARENT COMPANY DISCLOSURES (Details) - Company Interests in Subsidiaries [Line Items]
Principal subsidiary	[1]
HBOS plc [Member] | Scotland [Member] | Holding company [Member]
PARENT COMPANY DISCLOSURES (Details) - Company Interests in Subsidiaries [Line Items]
Principal subsidiary	[1]
Bank of Scotland plc [Member] | Scotland [Member] | Banking and financial services [Member]
PARENT COMPANY DISCLOSURES (Details) - Company Interests in Subsidiaries [Line Items]
Principal subsidiary	[1]

[1]	Indirect interest.